Revenue - Additional Information (Details) € in Millions, $ in Millions		1 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended
	Nov. 09, 2020 USD ($)	Oct. 31, 2018 USD ($)	Oct. 31, 2018 EUR (€)	Jun. 30, 2023 EUR (€)	Jun. 30, 2022 EUR (€)	Jun. 30, 2023 EUR (€)	Jun. 30, 2022 EUR (€)	Dec. 31, 2022 EUR (€)	Jun. 30, 2023 USD ($)	Jun. 30, 2023 EUR (€)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue under contract liabilities				€ 1.2		€ 5.7
Remaining performance obligations										€ 4.7
Remaining performance obligation period						12 months
Performance obligations description						The remaining performance obligations as of June 30, 2023 are approximately €4.7 million and are expected to be largely recognized as revenue over the next 12 months (€4.0 million), with a smaller portion being realized thereafter (€0.8 million).
Over the next 12 months
Disclosure of disaggregation of revenue from contracts with customers [line items]
Remaining performance obligations										4.0
12 months thereafter
Disclosure of disaggregation of revenue from contracts with customers [line items]
Remaining performance obligations										€ 0.8
Genentech Inc
Disclosure of disaggregation of revenue from contracts with customers [line items]
Collaboration agreement initial upfront consideration		$ 96.0	€ 83.2
Revenue				0.2	€ 3.3	€ 0.3	€ 7.3
Revenue under contract liabilities						1.4		€ 1.7
Additional payments upon achievement of milestones | $									$ 5,000.0
Roivant Sciences Ltd.
Disclosure of disaggregation of revenue from contracts with customers [line items]
Collaboration agreement initial upfront consideration | $	$ 60.0
Revenue				€ 1.1	€ 4.0	5.4	€ 7.9
Revenue under contract liabilities						€ 3.3		€ 8.6
Additional payments upon achievement of milestones | $	2,000.0
Collaboration agreement cash consideration | $	40.0
Collaboration agreement consideration in shares | $	$ 20.0